Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Computers and equipment	$8,487	$8,799	$9,871
Software and development costs	36,373	43,922	49,691
Furniture and fixtures	3,143	3,046	3,265
Leasehold improvements	6,320	6,752	6,964

	$54,323	$62,519	$69,791
Less accumulated depreciation and amortization	(35,630)	(43,505)	(46,634)

Property and equipment, net	$18,693	$19,014	$23,157